LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.44%
•Fannie Mae REMICs
Series 2005-106 QF 1.46% (LIBOR01M + 0.51%) 12/25/35	750,930	$ 744,882
Series 2006-40 F 1.25% (LIBOR01M + 0.30%) 5/25/36	56,173	55,354
•Freddie Mac REMICs
Series 3152 JF 1.15% (LIBOR01M + 0.45%) 8/15/35	50,721	50,239
Series 3311 VF 0.94% (LIBOR01M + 0.24%) 5/15/37	142,348	139,873
Series 3800 AF 1.20% (LIBOR01M + 0.50%) 2/15/41	193,827	192,823
•GNMA Series 2010-46 MF 1.10% (LIBOR01M + 0.40%) 5/16/34	196,076	195,140
•Permanent Master Issuer Series 2018-1A 1A1 2.21% (LIBOR03M + 0.38%) 7/15/58	2,250,000	2,241,398
Total Agency Collateralized Mortgage Obligations (Cost $3,640,469)		3,619,709
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.09%
•Fannie Mae Connecticut Avenue Securities Series 2017-C03 1M1 1.90% (LIBOR01M + 0.95%) 10/25/29	3,823,238	3,771,778
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 2.00% (LIBOR01M + 1.05%) 12/25/29	300,000	259,551
•FREMF Mortgage Trust Series 2014-K716 B B 3.95% 8/25/47	4,820,000	4,812,767
Total Agency Commercial Mortgage-Backed Securities (Cost $9,103,078)		8,844,096
AGENCY MORTGAGE-BACKED SECURITIES–4.30%
Fannie Mae S.F. 30 yr
3.00% 1/1/50	13,843,541	14,512,148
3.50% 5/1/47	5,180,829	5,545,828
3.50% 7/1/49	4,940,567	5,219,091
4.50% 5/1/49	9,015,164	9,707,738
Total Agency Mortgage-Backed Securities (Cost $34,215,897)		34,984,805
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATION–0.61%
Federal Home Loan Mortgage 1.80% 2/28/23	5,000,000	$ 5,007,028
Total Agency Obligation (Cost $5,000,000)		5,007,028
CORPORATE BONDS–45.24%
Aerospace & Defense–0.66%
L3Harris Technologies
2.90% 12/15/29	525,000	496,056
3.85% 6/15/23	4,185,000	4,353,734
United Technologies 3.65% 8/16/23	497,000	522,558
		5,372,348
Agriculture–0.66%
Bunge Limited Finance 4.35% 3/15/24	5,160,000	5,345,475
		5,345,475
Airlines–0.13%
♦United Airlines Pass Through Trust
3.75% 9/3/26	660,050	664,888
4.00% 10/11/27	371,742	367,548
		1,032,436
Auto Manufacturers–0.72%
Ford Motor Credit 3.09% 1/9/23	830,000	747,000
General Motors 5.00% 10/1/28	4,000	3,507
General Motors Financial
4.38% 9/25/21	5,500,000	5,063,308
5.25% 3/1/26	16,000	14,122
		5,827,937
Banks–18.44%
•Bank of America 2.51% (LIBOR03M + 0.77%) 2/5/26	9,335,000	8,479,010
•Bank of America NA 2.11% (LIBOR03M + 0.32%) 7/26/21	7,500,000	7,340,550
•Bank of New York Mellon 2.82% (LIBOR03M + 1.05%) 10/30/23	10,127,000	9,731,367
BBVA USA 3.88% 4/10/25	970,000	918,305
•Branch Banking & Trust 1.98% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,244,074
•Citigroup 2.79% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,272,475
•Citizens Bank 2.42% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,590,561
Citizens Financial Group
2.85% 7/27/26	3,080,000	3,004,065
4.30% 12/3/25	750,000	785,114
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCredit Suisse Group
2.59% 9/11/25	840,000	$ 798,164
4.21% 6/12/24	2,480,000	2,437,685
Fifth Third Bancorp
2.38% 1/28/25	595,000	579,495
3.65% 1/25/24	2,860,000	2,974,105
Goldman Sachs Group
•2.86% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,527,336
3.50% 4/1/25	360,000	365,055
Huntington Bancshares 2.30% 1/14/22	935,000	926,546
Huntington National Bank 2.50% 8/7/22	6,290,000	6,305,279
JPMorgan Chase & Co.
•2.70% (LIBOR03M + 0.89%) 7/23/24	10,680,000	9,636,611
μ4.60% 12/31/99	840,000	735,168
μ5.00% 12/31/99	1,070,000	1,003,125
Morgan Stanley
•1.61% (SOFR + 0.70%) 1/20/23	1,675,000	1,559,186
•2.95% (LIBOR03M + 1.22%) 5/8/24	12,950,000	12,415,712
5.00% 11/24/25	255,000	281,875
•PNC Bank
2.25% (LIBOR03M + 0.45%) 7/22/22	6,000,000	5,816,401
2.29% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,281,830
Royal Bank of Canada 2.75% 2/1/22	5,285,000	5,403,722
μRoyal Bank of Scotland Group 8.63% 12/29/49	1,550,000	1,511,250
μState Street 2.65% 5/15/23	5,140,000	5,060,706
Truist Bank
2.45% 8/1/22	2,000,000	2,004,102
μ2.64% 9/17/29	653,000	625,538
Truist Financial 2.70% 1/27/22	1,360,000	1,367,426
UBS Group Funding Switzerland
3.00% 4/15/21	10,365,000	10,385,002
μ7.13% 8/10/21	305,000	297,375
US Bancorp 3.38% 2/5/24	1,895,000	2,012,470
US Bank 3.40% 7/24/23	2,545,000	2,677,031
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	215,000	160,175
•USB Realty 2.98% (LIBOR03M + 1.15%) 1/15/22	4,900,000	3,675,000
•Wells Fargo & Co. 3.01% (LIBOR03M + 1.23%) 10/31/23	6,115,000	5,834,237
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Zions Bancorporation 3.35% 3/4/22	1,020,000	$ 1,000,096
		150,023,224
Biotechnology–0.13%
Amgen 2.45% 2/21/30	1,090,000	1,081,529
		1,081,529
Building Materials–0.11%
Carrier Global
2.24% 2/15/25	440,000	429,691
2.49% 2/15/27	510,000	486,880
		916,571
Chemicals–0.65%
•DowDuPont 2.80% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,036,264
Methanex 5.25% 12/15/29	525,000	393,489
Syngenta Finance
3.93% 4/23/21	565,000	532,416
4.44% 4/24/23	365,000	343,818
		5,305,987
Commercial Services–0.13%
Global Payments 2.65% 2/15/25	1,050,000	1,040,778
		1,040,778
Computers–0.56%
International Business Machines 3.00% 5/15/24	4,395,000	4,595,578
		4,595,578
Diversified Financial Services–2.05%
AerCap Ireland Capital 3.65% 7/21/27	1,530,000	1,185,737
•Charles Schwab 2.02% (LIBOR03M + 0.32%) 5/21/21	4,150,000	4,071,389
CPPIB Capital 3.13% 9/25/23	5,110,000	5,512,468
GTP Acquisition Partners I 2.35% 6/15/45	470,000	473,086
International Lease Finance 8.63% 1/15/22	5,640,000	5,470,448
		16,713,128
Electric–4.66%
AEP Texas 2.40% 10/1/22	6,205,000	6,246,166
Berkshire Hathaway Energy 3.75% 11/15/23	4,730,000	4,771,286
CenterPoint Energy 3.85% 2/1/24	4,535,000	4,600,361
Duke Energy
1.80% 9/1/21	8,170,000	8,114,400

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy (continued)
μ4.88% 12/31/99	1,115,000	$ 936,600
Evergy 4.85% 6/1/21	160,000	161,687
ITC Holdings 2.70% 11/15/22	2,780,000	2,760,404
NextEra Energy Capital Holdings 3.15% 4/1/24	6,130,000	6,273,255
NRG Energy 3.75% 6/15/24	1,690,000	1,672,872
NV Energy 6.25% 11/15/20	720,000	740,762
Vistra Operations 3.55% 7/15/24	1,700,000	1,597,969
		37,875,762
Electronics–0.08%
Roper Technologies
2.35% 9/15/24	510,000	495,833
2.95% 9/15/29	185,000	183,824
		679,657
Environmental Control–0.51%
Waste Management 2.95% 6/15/24	4,100,000	4,168,894
		4,168,894
Forest Products & Paper–0.17%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,364,149
		1,364,149
Health Care Services–0.17%
•HCA 2.74% (LIBOR01M) 3/18/26	1,472,652	1,387,238
		1,387,238
Machinery Diversified–0.08%
Otis Worldwide
2.06% 4/5/25	570,000	557,186
2.57% 2/15/30	75,000	72,640
		629,826
Media–1.92%
Charter Communications Operating 4.50% 2/1/24	5,600,000	5,770,829
•Comcast 2.46% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,601,620
•Coral-US Co-Borrower 3.24% (LIBOR01M) 1/31/28	1,875,000	1,746,094
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,502,306
		15,620,849
Miscellaneous Manufacturing–0.39%
•General Electric 2.12% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,161,983
		3,161,983
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–2.25%
•Chevron 1.99% (LIBOR03M + 0.53%) 3/3/22	5,645,000	$ 5,500,009
•ConocoPhillips 2.59% (LIBOR03M + 0.90%) 5/15/22	5,100,000	4,950,342
Exxon Mobil
•1.37% (LIBOR03M + 0.37%) 3/6/22	5,795,000	5,454,594
2.02% 8/16/24	720,000	719,080
2.28% 8/16/26	310,000	314,840
Marathon Oil 2.80% 11/1/22	905,000	692,698
Noble Energy 3.25% 10/15/29	150,000	87,711
Occidental Petroleum 2.90% 8/15/24	1,055,000	574,975
		18,294,249
Pharmaceuticals–4.40%
AstraZeneca 3.50% 8/17/23	6,710,000	7,034,087
Becton Dickinson & Co. 3.36% 6/6/24	5,010,000	5,020,837
Bristol-Myers Squibb 2.90% 7/26/24	9,755,000	10,338,198
•Cigna 2.72% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,044,142
CVS Health
2.13% 6/1/21	7,885,000	7,866,257
3.75% 4/1/30	510,000	527,691
		35,831,212
Pipelines–1.97%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	125,000	109,711
Energy Transfer Operating 4.50% 4/15/24	5,000,000	4,460,155
MPLX
4.13% 3/1/27	1,400,000	1,193,887
4.88% 12/1/24	4,190,000	3,668,165
ONEOK 7.50% 9/1/23	1,765,000	1,756,881
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	100,984
5.75% 5/15/24	5,005,000	4,697,401
		15,987,184
Real Estate Investment Trusts–0.25%
Crown Castle International 5.25% 1/15/23	985,000	1,044,654
WP Carey 4.60% 4/1/24	980,000	982,583
		2,027,237
Retail–1.05%
Dollar Tree 3.70% 5/15/23	7,250,000	7,365,410
Home Depot 2.70% 4/15/30	510,000	519,759

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
TJX Companies 3.88% 4/15/30	615,000	$ 636,370
		8,521,539
Semiconductors–0.64%
Microchip Technology
3.92% 6/1/21	480,000	467,644
4.33% 6/1/23	4,715,000	4,700,225
		5,167,869
Software–0.18%
CDK Global 5.00% 10/15/24	620,000	619,944
Oracle 2.95% 4/1/30	875,000	880,252
		1,500,196
Telecommunications–2.28%
Sprint Spectrum 4.74% 9/20/29	2,650,000	2,703,000
•Telenet Financing 2.70% (LIBOR06M) 4/30/28	1,665,000	1,516,815
Verizon Communications
•2.79% (LIBOR03M + 1.10%) 5/15/25	8,905,000	8,117,115
3.15% 3/22/30	315,000	338,744
•Vodafone Group 2.83% (LIBOR03M + 0.99%) 1/16/24	6,190,000	5,837,727
		18,513,401
Total Corporate Bonds (Cost $380,547,166)		367,986,236
LOAN AGREEMENTS–4.81%
•American Airlines 2.70% (LIBOR01M + 2.00%) 12/14/23	2,000,000	1,570,000
•Aramark Services 2.74% (LIBOR01M + 1.75%) 3/28/24	1,666,081	1,582,777
•Berry Global 2.86% (LIBOR03M + 2.00%) 10/1/22	2,500,000	2,380,200
•Calpine Construction Finance 2.99% (LIBOR01M + 2.00%) 1/15/25	3,913,090	3,648,956
•Charter Communications Operating 2.74% (LIBOR01M + 1.75%) 2/1/27	3,934,296	3,760,519
•CityCenter Holdings 3.24% (LIBOR01M + 2.25%) 4/18/24	725,408	629,654
•CSC Holdings 2.86% (LIBOR01M + 2.25%) 7/17/25	1,945,000	1,850,998
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•ESH Hospitality 2.99% (LIBOR01M + 2.00%) 9/18/26	578,218	$ 510,277
•Hilton Worldwide Finance Tranche B2 2.70% (LIBOR01M + 1.75%) 6/22/26	2,003,247	1,893,068
•Lamar Media Corporation 2.52% (LIBOR01M + 1.50%) 2/5/27	3,974,435	3,765,777
•ON Semiconductor Corporation 2.99% (LIBOR01M + 2.00%) 9/19/26	2,624,097	2,453,531
RPI Intermediate Finance Trust
•2.74% (LIBOR01M + 1.75%) 2/11/27	1,840,387	1,693,156
•2.74% (LIBOR03M + 1.75%) 2/11/27	646,812	595,067
•SBA Senior Finance II 2.74% (LIBOR01M + 1.75%) 4/11/25	2,481,028	2,339,610
•Sinclair Television Group 3.24% (LIBOR01M + 2.25%) 1/3/24	2,992,268	2,842,655
•Sprint Communications 3.50% (LIBOR01M + 2.50%) 2/2/24	3,383,711	3,358,333
•SS&C European Holdings Tranche B4 1st Lien 2.74% (LIBOR01M + 1.75%) 4/16/25	786,235	733,164
•SS&C Technologies Tranche B3 1st Lien 2.74% (LIBOR01M + 1.75%) 4/16/25	1,101,835	1,027,461
•WR Grace & Co-Conn Tranche B1 1st Lien 3.20% (LIBOR03M + 1.75%) 4/3/25	1,086,746	924,071
•WR Grace & Co-Conn Tranche B2 1st Lien 3.20% (LIBOR03M + 1.75%) 4/3/25	1,862,993	1,584,121
Total Loan Agreements (Cost $42,082,089)		39,143,395
NON-AGENCY ASSET-BACKED SECURITIES–21.65%
•Allegro CLO VI Series 2017-2A A 2.97% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,366,569
American Express Credit Account Master Trust
•Series 2017-2 A 1.15% (LIBOR01M + 0.45%) 9/16/24	6,080,000	6,019,447
•Series 2017-5 A 1.08% (LIBOR01M + 0.38%) 2/18/25	7,525,000	7,253,934

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust (continued)
•Series 2018-5 A 1.04% (LIBOR01M + 0.34%) 12/15/25	2,000,000	$ 1,901,566
Series 2018-6 A 3.06% 2/15/24	7,405,000	7,541,681
•Apex Credit CLO Series 2018-1A A2 2.82% (LIBOR03M + 1.03%) 4/25/31	500,000	457,837
Avis Budget Rental Car Funding AESOP Series 2015-2A A 2.63% 12/20/21	2,100,000	2,081,237
•Barclays Dryrock Issuance Trust
Series 2017-1 A 1.03% (LIBOR01M + 0.33%) 3/15/23	1,900,000	1,896,635
Series 2017-2 A 1.00% (LIBOR01M + 0.30%) 5/15/23	5,890,000	5,861,617
•BMW Floorplan Master Owner Trust Series 2018-1 A2 1.02% (LIBOR01M + 0.32%) 5/15/23	5,281,000	5,152,009
Chase Issuance Trust
Series 2014-A2 A2 2.77% 3/15/23	12,600,000	12,730,961
•Series 2016-A3 A3 1.25% (LIBOR01M + 0.55%) 6/15/23	5,285,000	5,238,591
•Series 2018-A1 A1 0.90% (LIBOR01M + 0.20%) 4/17/23	7,884,000	7,818,564
•Citibank Credit Card Issuance Trust
Series 2016-A3 A3 1.50% (LIBOR01M + 0.49%) 12/7/23	7,000,000	6,973,186
Series 2017-A7 A7 1.38% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,436,101
Series 2018-A4 A4 1.35% (LIBOR01M + 0.34%) 6/7/25	2,500,000	2,374,003
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	1,022,807	1,020,962
Series 2019-B A2 2.55% 9/15/22	1,397,691	1,399,027
•CVP CLO Series 2017-2A A 3.01% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,830,488
Daimler Trucks Retail Trust Series 2020-1 A2 1.14% 4/15/22	6,500,000	6,502,590
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Discover Card Execution Note Trust
Series 2017-A1 A1 1.19% (LIBOR01M + 0.49%) 7/15/24	7,918,000	$ 7,777,280
Series 2018-A2 A2 1.03% (LIBOR01M + 0.33%) 8/15/25	2,545,000	2,489,577
Series 2019-A2 A 0.97% (LIBOR01M + 0.27%) 12/15/23	2,000,000	1,970,394
Ford Credit Auto Owner Trust
Series 2015-2 A 2.44% 1/15/27	4,000,000	3,962,793
Series 2017-C A3 2.01% 3/15/22	1,296,440	1,296,676
•Galaxy XXI CLO Series 2015-21A AR 2.84% (LIBOR03M + 1.02%) 4/20/31	1,000,000	932,230
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	1,700,000	1,687,785
Honda Auto Receivables Owner Trust Series 2019-2 A2 2.57% 12/21/21	4,242,154	4,246,992
Hyundai Auto Receivables Trust Series 2018-B A2 3.04% 6/15/21	451,724	451,574
•Mariner ClO 5 Series 2018-5A A 2.90% (LIBOR03M + 1.11%) 4/25/31	500,000	468,923
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	220,000	218,422
•Mercedes-Benz Master Series 2019-AA A 1.05% (LIBOR01M + 0.35%) 5/15/23	2,145,000	2,100,716
•Midocean Credit CLO IX Series 2018-9A A1 2.97% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,850,322
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	16,000,000	16,032,626
•Nissan Master Owner Trust Receivables
Series 2017-C A 1.02% (LIBOR01M + 0.32%) 10/17/22	6,465,000	6,351,140
Series 2019-B A 1.13% (LIBOR01M + 0.43%) 11/15/23	10,000,000	9,506,150
•Northwoods Capital XV Series 2017-15A A 2.42% (LIBOR03M + 1.30%) 6/20/29	1,000,000	955,284

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Steele Creek CLO Series 2017-1A A 3.08% (LIBOR03M + 1.25%) 1/15/30	1,500,000	$ 1,399,697
Tesla Auto Lease Trust Series 2018-B A 3.71% 8/20/21	2,461,481	2,472,580
•Toyota Auto Receivables Owner Trust Series 2018-C A2B 0.82% (LIBOR01M + 0.12%) 8/16/21	874,795	873,878
•Trafigura Securitisation Series 2018-1A A1 1.43% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,117,780
•Trillium Credit Card Trust II Series 2019-1A A 1.40% (LIBOR01M + 0.48%) 1/26/24	7,530,000	7,391,052
•Venture 33 CLO Series 2018-33A A1L 2.97% (LIBOR03M + 1.14%) 7/15/31	3,000,000	2,806,887
•Venture XXVIII CLO Series 2017-28A A2 2.93% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,870,056
Total Non-Agency Asset-Backed Securities (Cost $179,606,822)		176,087,819
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.07%
•BENCHMARK Mortgage Trust Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,892,508
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,362,102
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,552,008
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $16,107,335)		16,806,618
ΔSOVEREIGN BONDS–1.91%
Canada—0.57%
OMERS Finance Trust 2.50% 5/2/24	4,335,000	4,635,970
		4,635,970
Japan—0.72%
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	3,067,233
3.38% 10/31/23	2,586,000	2,808,198
		5,875,431
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Netherlands—0.62%
•Nederlandse Waterschapsbank 0.81% (LIBOR03M + 0.07%) 12/15/21	5,000,000	$ 4,992,725
		4,992,725
Total Sovereign Bonds (Cost $14,891,677)		15,504,126
SUPRANATIONAL BANKS–9.95%
•Asian Development Bank
0.42% (SOFR + 0.24%) 9/10/21	10,000,000	10,002,709
0.79% (LIBOR03M + 0.05%) 3/16/21	10,000,000	9,987,108
•European Bank for Reconstruction & Development
0.34% (SOFR + 0.26%) 3/13/23	5,000,000	4,997,024
0.81% (SOFR + 0.26%) 8/19/22	9,100,000	9,097,806
•European Investment Bank
0.47% (SOFR + 0.29%) 6/10/22	8,000,000	7,919,360
1.13% (SOFR + 0.25%) 1/30/23	6,000,000	5,996,565
•Inter-American Development Bank
0.37% (SOFR + 0.26%) 9/16/22	10,000,000	9,996,397
2.05% (LIBOR03M + 0.22%) 10/15/20	6,065,000	6,072,948
International Bank for Reconstruction & Development
•1.07% (SOFR + 0.30%) 8/6/24	12,000,000	11,989,486
1.95% 11/9/20	4,800,000	4,845,465
Total Supranational Banks (Cost $80,947,546)		80,904,868
U.S. TREASURY OBLIGATIONS–5.01%
U.S. Treasury Notes
0.38% 3/31/22	30,495,000	30,575,995
1.50% 2/15/30	9,450,000	10,187,543
Total U.S. Treasury Obligations (Cost $40,652,456)		40,763,538

	Number of Shares
MONEY MARKET FUND–3.48%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	28,317,001	28,317,001
Total Money Market Fund (Cost $28,317,001)		28,317,001

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.56% (Cost $835,111,536)	$817,969,239

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.56%)	(4,547,511)
NET ASSETS APPLICABLE TO 84,755,962 SHARES OUTSTANDING–100.00%	$813,421,728

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following swap contracts were outstanding at March 31, 2020:
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.33- Quarterly[3]	60,000,000	1.00%	12/20/24	$195,441	$(1,059,341)	$1,254,782	$—
LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
3 yr IRS-(Semiannual/Quarterly)	45,285,000	1.56%	(1.74%)[4]	11/5/22	$(1,468,653)	$—	$—	$(1,468,653)
3 yr IRS-(Semiannual/Quarterly)	30,415,000	1.68%	(1.05%)[4]	12/19/22	(1,179,922)	—	—	(1,179,922)
3 yr IRS-(Semiannual/Quarterly)	31,630,000	2.56%	(0.77%)[4]	3/13/22	(1,367,698)	—	—	(1,367,698)
10 yr IRS-(Semiannual/Quarterly)	9,815,000	2.68%	(1.77%)[4]	1/30/28	(1,589,472)	—	—	(1,589,472)
10 yr IRS-(Semiannual/Quarterly)	8,740,000	1.69%	(1.87%)[4]	4/5/26	(618,634)	—	—	(618,634)
5 yr IRS-(Semiannual/Quarterly)	22,570,000	2.89%	(1.80%)[4]	4/24/23	(1,890,161)	—	—	(1,890,161)
5 yr IRS-(Semiannual/Quarterly)	22,100,000	2.57%	(1.78%)[4]	1/31/23	(1,354,295)	—	—	(1,354,295)
7 yr IRS-(Semiannual/Quarterly)	13,610,000	1.42%	(1.87%)[4]	4/6/23	(430,084)	—	—	(430,084)
7 yr IRS-(Semiannual/Quarterly)	7,870,000	2.25%	(1.78%)[4]	10/31/24	(680,843)	—	—	(680,843)
5 yr IRS-(Semiannual/Quarterly)	28,830,000	1.75%	(1.91%)[4]	7/1/24	(1,546,894)	—	—	(1,546,894)
5 yr IRS-(Semiannual/Quarterly)	48,750,000	2.11%	(1.58%)[4]	5/28/24	(3,575,331)	—	—	(3,575,331)
Total IRS Contracts						$—	$—	$(15,701,987)
The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[2] Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through March 31, 2020.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
IRS–Interest Rate Swap
JPM-BB–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$3,619,709	$—	$3,619,709
Agency Commercial Mortgage-Backed Securities	—	8,844,096	—	8,844,096
Agency Mortgage-Backed Securities	—	34,984,805	—	34,984,805
Agency Obligation	—	5,007,028	—	5,007,028
Corporate Bonds	—	367,986,236	—	367,986,236
Non-Agency Asset-Backed Securities	—	176,087,819	—	176,087,819
Non-Agency Commercial Mortgage-Backed Securities	—	16,806,618	—	16,806,618
Loan Agreements	—	39,143,395	—	39,143,395
Sovereign Bonds	—	15,504,126	—	15,504,126
Supranational Banks	—	80,904,868	—	80,904,868
U.S. Treasury Obligations	—	40,763,538	—	40,763,538
Money Market Fund	28,317,001	—	—	28,317,001
Total Investments	$28,317,001	$789,652,238	$—	$817,969,239
Derivatives:

Assets:
Swap Contract	$—	$1,254,782	$—	$1,254,782
Liabilities:
Swap Contracts	$—	$(15,701,987)	$—	$(15,701,987)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Diversified Floating Rate Fund–10